Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of June 30,:

	2025	2024
Accruals for operating expenses	$270,738	$78,473
Bonus payable	25,249	30,856
Other payables	4,624	5,798
Total	$300,611	$115,127